Other receivables and current assets (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other receivables and currents assets

Other receivables and currents assets consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Deferred offering costs	$-	$1,839,846
Deposits	8,220,641	5,434,606
Prepayments and other deposits	6,730,423	626,540
Other receivables	16,007,620	12,305,853
Total	$30,958,684	$20,206,845